Business Overview and Current Plans	12 Months Ended
Dec. 31, 2013
Business Overview and Current Plans
Business Overview and Current Plans

(1) Business Overview and Current Plans

CVSL seeks to acquire companies primarily in the micro-enterprise (direct-selling) sector and companies potentially engaging in businesses related to micro-enterprise and to build within this sector an interconnected "network of networks," in which social connections aided by the power of social media will be combined with relationship-based commerce (that is, commerce conducted between friends, neighbors, relatives and colleagues). CVSL refers to this convergence as "social commerce." In making acquisitions, CVSL intends to acquire millions of coordinates of sellers and their customers, out of which will be formed a virtual, online economy which will offer its members a myriad of benefits and advantages. CVSL's acquisitions form the platform for this growing online economy.

In considering appropriate acquisition targets, CVSL anticipates that it will evaluate companies of varying sizes in our targeted space, particularly companies that management believes are accretive or otherwise add value to one or more of our businesses. CVSL plans to consider companies that are currently profitable and looking to enhance their growth, as well as companies that have experienced financial and operational difficulties or limitations and can, in our opinion, be strengthened by improved strategic and tactical guidance. All of the acquisitions, large or small, profitable or otherwise, will add additional coordinates of sellers and customers, thereby adding size and continually increasing the scope of CVSL's network of networks.

The Company owns a 51.7% controlling interest in The Longaberger Company ("TLC"). TLC is a direct-selling business based in Newark, Ohio that sells premium hand-crafted baskets and a line of products for the home, including pottery, cookware, wrought iron and other home décor products, through a nationwide network of independent sales representatives. TLC also has showrooms in various states, which offer merchandise and serve as sales force support centers.

The Company substantially owns 100% of Agel Enterprises Inc. ("AEI"). Because of foreign ownership regulations in our Argentina, Colombia, Mexico and Panama subsidiaries, AEI is limited to 99% ownership in these subsidiaries. An individual owns an approximately 1% noncontrolling interest in these subsidiaries of AEI. AEI is a direct-selling business based in Springville, Utah that sells nutritional supplements and skin care products through a worldwide network of independent sales representatives. AEI's products are sold in over 40 countries.

The Company owns 100% of Your Inspiration At Home Pty Ltd. ("YIAH"). YIAH is an innovative and award-winning direct seller of hand-crafted spices from around the world. YIAH originated in Australia and has expanded its operations to North America during the third quarter of 2013.

The Company owns 100% of CVSL TBT LLC which operates Tomboy Tools ("TBT"), a direct seller of a line of tools designed for women, as well as home security monitoring services.

The Company owns 100% of Paperly, Inc., a direct seller that allows its independent sales consultants to work with customers to design and create custom stationery through home parties, events and individual appointments.

The Company owns a 90% controlling interest in My Secret Kitchen, Ltd ("MSK"), an award-winning United Kingdom-based direct seller of a unique line of food products.

The Company owns 100% of Happenings Communications Group, Inc. ("HCG"). HCG publishes a monthly magazine, Happenings Magazine that references events and attractions, entertainment and recreation, and people and community in Northeast Pennsylvania. HCG also provides marketing and creative services to various companies, and can provide such services to direct-selling businesses. Services may include creating brochures, sales materials, websites and other communications for independent sales representatives and ultimate customers. As a result, HCG is available to serve as a valuable "in-house" resource for providing marketing and creative services to the direct-selling companies that we expect to acquire.